Employee Benefit Plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss)
Total recognized in other comprehensive income (loss)	$ (760)	$ 165	$ (173)
United States Pension Plans of US Entity, Defined Benefit [Member]
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss)
Amortization of net actuarial gains (losses)	(194)	(196)	(227)
Amortization of prior service (costs) credit	(4)	(7)	(10)
Net actuarial (gains) losses	575	37	310
Prior service costs (credit)	17	0	(10)
Total recognized in other comprehensive income (loss)	394	(166)	63
Total recognized in net periodic benefit costs and other comprehensive income (loss)	735	158	443
Foreign Pension Plans, Defined Benefit [Member]
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss)
Amortization of net actuarial gains (losses)	0	0	0
Amortization of prior service (costs) credit	0	0	0
Net actuarial (gains) losses	34	(15)	0
Prior service costs (credit)	0	1	0
Total recognized in other comprehensive income (loss)	34	(14)	0
Total recognized in net periodic benefit costs and other comprehensive income (loss)	108	2	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss)
Amortization of net actuarial gains (losses)	(43)	(38)	(42)
Amortization of prior service (costs) credit	108	83	36
Net actuarial (gains) losses	262	49	283
Prior service costs (credit)	0	(81)	(167)
Total recognized in other comprehensive income (loss)	327	13	110
Total recognized in net periodic benefit costs and other comprehensive income (loss)	308	16	191
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss)
Amortization of net actuarial gains (losses)	0	0	0
Amortization of prior service (costs) credit	0	0	0
Net actuarial (gains) losses	5	1	0
Prior service costs (credit)	0	1	0
Total recognized in other comprehensive income (loss)	5	2	0
Total recognized in net periodic benefit costs and other comprehensive income (loss)	$ 8	$ 6	$ 0